Teachers Insurance and Annuity Association of America	F. Scott Thomas, Esq.
College Retirement Equities Fund	Senior Counsel
8500 Andrew Carnegie Blvd	Advocacy & Oversight
Charlotte, N.C. 28262	Asset Management Law
(704) 988-3687 Tele
(704) 988-4924 Fax
sthomas@tiaa-cref.org

November 13, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 32 to Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Dear Sirs:

          On behalf of TIAA-CREF Funds (the “Funds”), we are attaching for filing Post Effective Amendment No. 32 to the above-captioned registration statement on Form N-1A (“Amendment No. 32”).

          Amendment No. 32 is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”), and it is proposed to become effective on February 1, 2010. Amendment No. 32 is being made for the purpose of (i) adding a new “risk/return” summary section to the prospectuses for the TIAA-CREF Funds, TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds, as required by SEC Rel. No. 33-8998 (Jan. 13, 2009), and (ii) making such annual and other non-material changes as the Trust deems appropriate.

          On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s Registration Statement pursuant to paragraph (b) of Rule 485 under the 1933 Act on or about January 28, 2010 in order to add updated annual financial statements and any non-material disclosure that may be required in order to complete the Registration Statement.

          If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-3687 or Stewart P. Greene at (212) 916-5954.

Very truly yours,

/s/ F. Scott Thomas

F. Scott Thomas

Enclosures

cc: Stewart P. Greene